CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net investment income	$ 79.6	$ 77.9	$ 238.9	$ 207.3	$ 275.7	$ 188.1	$ 147.5
Realized and unrealized investment gains (losses)	22.0	11.3	48.8	47.4	75.9	5.0	56.2
General, administrative and corporate expenses	125.6	120.1	400.1	352.8	503.6	494.2	418.0
Asset Management Arrangement
Net investment income					9.4	4.9	5.8
Related Party
Realized and unrealized investment gains (losses)	0.6	1.4	3.7	6.1	8.7	(0.4)	0.0
General, administrative and corporate expenses	1.3	1.2	3.8	3.7	5.0	5.0	5.0
Related Party | Management Consulting Agreement
Net investment income	0.3	4.8	10.7	13.3	19.6	3.1	0.0
Related Party | Asset Management Arrangement
Net investment income	$ 0.0	$ 2.1	$ 2.8	$ 7.3	$ 9.4	$ 4.9	$ 5.8